Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
The following table discloses information on compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and to our other non-PEO named executive officers (“non-PEO NEOs”) (on average) and certain financial performance measures of the Company. For further information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with performance, see the Compensation, Discussion and Analysis (“CD&A”) starting on page 35.
Year	Summary Compensation Table Total for PEO[1] $	Compensation Actually Paid to PEO[2] $	Average Summary Compensation Table Total for Non-PEO NEOs[3] $	Average Compensation Actually Paid to Non-PEO NEOs[4] $	Value of Initial Fixed $100 Investment Based On:		Net Income - Continuing Operations (millions)[7]	Company Selected Measure: Adjusted EBITDA (millions)[8]
					Total Shareholder Return[5] $	Peer Group Total Shareholder Return[6] $
2023	3,251,398	13,723,001	1,695,541	3,929,394	229.63	100.79	$46.629	$68.169
2022	559,550	2,461,252	1,281,966	1,595,976	123.72	106.79	$7.814	$20.294
(1)	Mr. Roper served as CEO, who is our PEO, for each of the years in the table.
(2)	The following table provides information regarding the calculation for the CAP to Mr. Roper for fiscal years 2023 and 2022:
PEO	2023	2022
Reported Summary Compensation Table Total for PEO	3,251,398	559,550
- Reported Value of Equity Awards	(1,649,998)	0
+ Year End Fair Value of Equity Awards	3,178,142	0
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,482,303	1,870,017
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	7,461,156	31,685
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0
Compensation Actually Paid to PEO	13,723,001	2,461,252
(3)	Messrs. Kirban, Burth, van Es, Baker and Ms. Ricalde served as non-PEO NEOs for fiscal year 2023. Messrs. Kirban, Burth and van Es served as non-PEO NEOs for fiscal year 2022.
(4)	The following table provides information regarding the calculation for the CAP to the non-PEO named executive officers for fiscal years 2023 and 2022:
Average for Non-PEO NEOs	2023	2022
Average Reported Summary Compensation Table Total for Non-PEO NEOs	1,695,541	1,281,966
- Average Reported Value of Equity Awards	(800,007)	(800,003)
+ Average Year End Fair Value of Equity Awards	1,288,323	711,246
+/- Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	1,433,081	358,880
+/- Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	312,456	43,887
- Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0
+ Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0
Average Compensation Actually Paid to Non-PEO NEOs	3,929,394	1,595,976
(5)
The amounts shown in this column reflects the Company’s total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on December 31, 2021 (the last trading day of the Company’s fiscal year ended December 31, 2021) in our common stock.

(6)
The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on December 31, 2021 (the last trading day of the Company’s fiscal year ended December 31, 2021) in the Nasdaq US Smart Food & Beverage Index.

(7)	The amounts shown in this column are in millions and reflect Net Income – Continuing Operations attributable to the Company calculated in accordance with GAAP for each of the years shown.
(8)
The amounts shown in this column are in millions and reflect the Company’s Adjusted EBITDA. For additional detail on the reconciliation from Net Income to Adjusted EBITDA see “Non-GAAP Financial Measures” on page 47 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023; and on page 50 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Roper served as CEO, who is our PEO, for each of the years in the table.
(3)	Messrs. Kirban, Burth, van Es, Baker and Ms. Ricalde served as non-PEO NEOs for fiscal year 2023. Messrs. Kirban, Burth and van Es served as non-PEO NEOs for fiscal year 2022.

Peer Group Issuers, Footnote
(6)
The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on December 31, 2021 (the last trading day of the Company’s fiscal year ended December 31, 2021) in the Nasdaq US Smart Food & Beverage Index.

PEO Total Compensation Amount	$ 3,251,398	$ 559,550
PEO Actually Paid Compensation Amount	$ 13,723,001	2,461,252
Adjustment To PEO Compensation, Footnote
(2)	The following table provides information regarding the calculation for the CAP to Mr. Roper for fiscal years 2023 and 2022:
PEO	2023	2022
Reported Summary Compensation Table Total for PEO	3,251,398	559,550
- Reported Value of Equity Awards	(1,649,998)	0
+ Year End Fair Value of Equity Awards	3,178,142	0
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,482,303	1,870,017
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	7,461,156	31,685
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0
Compensation Actually Paid to PEO	13,723,001	2,461,252

Non-PEO NEO Average Total Compensation Amount	$ 1,695,541	1,281,966
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,929,394	1,595,976
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table provides information regarding the calculation for the CAP to the non-PEO named executive officers for fiscal years 2023 and 2022:
Average for Non-PEO NEOs	2023	2022
Average Reported Summary Compensation Table Total for Non-PEO NEOs	1,695,541	1,281,966
- Average Reported Value of Equity Awards	(800,007)	(800,003)
+ Average Year End Fair Value of Equity Awards	1,288,323	711,246
+/- Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	1,433,081	358,880
+/- Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	312,456	43,887
- Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0
+ Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0
Average Compensation Actually Paid to Non-PEO NEOs	3,929,394	1,595,976

Compensation Actually Paid vs. Total Shareholder Return
Description of the Relationship between Pay and Performance
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and the Company’s total shareholder return, and the total shareholder return of the Nasdaq US Smart Food & Beverage Index over the applicable measurement period.

Compensation Actually Paid vs. Net Income
Description of the Relationship between Pay and Performance
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and our net income calculated in accordance with GAAP over the applicable measurement period.

Compensation Actually Paid vs. Company Selected Measure
Description of the Relationship between Pay and Performance
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and the Company’s Adjusted EBITDA. For additional detail on the reconciliation from Net Income to Adjusted EBITDA, see “Non-GAAP Financial Measures” on page 47 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023; and on page 50 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Total Shareholder Return Vs Peer Group
Description of the Relationship between Pay and Performance
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and the Company’s total shareholder return, and the total shareholder return of the Nasdaq US Smart Food & Beverage Index over the applicable measurement period.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, the Company’s executive compensation program reflects a pay-for-performance philosophy to support the achievement of short- and long-term financial, operational and strategic objectives. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Adjusted EBITDA
Net Revenue

Total Shareholder Return Amount	$ 229.63	123.72
Peer Group Total Shareholder Return Amount	100.79	106.79
Net Income (Loss)	$ 46,629,000	$ 7,814,000
Company Selected Measure Amount	68,169,000	20,294,000
PEO Name	Mr. Roper	Mr. Roper
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
The amounts shown in this column are in millions and reflect the Company’s Adjusted EBITDA. For additional detail on the reconciliation from Net Income to Adjusted EBITDA see “Non-GAAP Financial Measures” on page 47 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023; and on page 50 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,649,998)	$ 0
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,178,142	0
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,482,303	1,870,017
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,461,156	31,685
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,007)	(800,003)
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,288,323	711,246
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,433,081	358,880
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,456	43,887
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0